MORTGAGES, NOTES AND LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2011
MORTGAGES, NOTES AND LOANS PAYABLE
Summary of Mortgages, notes and loans payable

	December 31,	December 31,
	2011	2010
	(In thousands)
Fixed-rate debt:
Collateralized mortgages, notes and loans payable	$13,091,080	$13,687,452
Corporate and other unsecured term loans	1,704,290	1,728,625
Total fixed-rate debt	14,795,370	15,416,077
Variable-rate debt:
Collateralized mortgages, notes and loans payable	2,347,644	2,425,680
Total Mortgages, notes and loans payable	$17,143,014	$17,841,757
Variable-rate debt:
Junior Subordinated Notes	$206,200	$206,200